General (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of General Information About Financial Statements [Line Item]
Agreement on initiation of sales, description	Company ceased the production and sale of GLASSIA to Takeda during 2021, and during the first quarter of 2022, Takeda began to pay the Company royalties on sales of GLASSIA manufactured by Takeda, at a rate of 12% on net sales through August 2025 and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually for each year from 2022 to 2040.
Number of operating segments	2
Subsidiary ownership interest, percentage	74.00%
FIMI Opportunity Funds [Member]
Disclosure of General Information About Financial Statements [Line Item]
Ownership percentage	38.00%